Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets
Amortisation expense	$ 0.0	$ 0.1	$ 0.3
Licences [member] | Vor, Karuna & Gelesis
Intangible Assets
Deconsolidation of subsidiary		$ (2.7)